Schedule of consolidated financial statements (Details)	12 Months Ended
Sep. 30, 2025
Enigmatig BVI Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	27 Oct, 2022
Percentage of direct or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Holding company
Enigmatig Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	25 Dec, 2018
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Management Consultancy Services
Enigmatig Belize Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	26 Jan, 2017
Percentage of direct or indirect interests	100.00%
Place of incorporation	Belize
Principal activities	Formation or management of International Business Companies
Enigmatig Corp Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	24 May, 2013
Percentage of direct or indirect interests	100.00%
Place of incorporation	Seychelles
Principal activities	Management Consultancy Services
Enigmatig Consulting Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	29 Aug, 2018
Percentage of direct or indirect interests	100.00%
Place of incorporation	Hong Kong
Principal activities	Consultancy Services
Shanghai Enigmatig Information Consultancy Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of Incorporation	23 Jul, 2019
Percentage of direct or indirect interests	100.00%
Place of incorporation	China
Principal activities	Consultancy Services